Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli Investor Funds, Inc.
Entity Central Index Key	0000893783
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002886
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Class I
Trading Symbol	GABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GABCX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GABCX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Class I	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparatives, the S&P SmallCap 600 Index and Lipper US Treasury Money Market Fund Average. Global M&A activity hit multiple records in the period, driven by larger deals, a surge in mega-transactions, and strong momentum in the US and Europe. Year-to-date, all-cash deals accounted for 63% of transactions, all-stock deals 14%, and cash-and-stock deals the remaining 23%.  Contributors included Lennar Corp Class A, Apellis Pharmaceuticals, Inc., and Rogers Corp. Detractors included Fox Corp., KKR & Co., and Pan American Silver Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli ABC Fund - Class I	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
06/16	10,000	10,000	10,000	10,000
06/17	10,328	11,790	10,049	10,016
06/18	10,472	13,484	10,186	10,105
06/19	10,714	14,889	10,421	10,301
06/20	10,731	16,007	10,592	10,419
06/21	11,649	22,537	10,601	10,421
06/22	11,360	20,143	10,619	10,431
06/23	11,939	24,090	11,001	10,791
06/24	12,646	30,006	11,595	11,346
06/25	13,608	34,555	12,137	11,851
06/26	14,394	42,268	12,603	12,283

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Class I	3.76%	7.36%	4.63%	3.86%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
ICE BofA 3 Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%
Lipper U.S. Treasury Money-Market Fund Average	1.68%	3.65%	3.34%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 425,781,505
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,046,866
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$425,781,505 Number of Portfolio Holdings257 Portfolio Turnover Rate56% Management Fees$1,046,866
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	60.1%
Common Stocks – Securities Sold Short	(13.1)%
U.S. Government Obligations	40.5%
Rights	0.5%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	11.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
U.S. Government Obligations	40.5%
Building and Construction	18.1%
Building and Construction - Short	(12.9)%
Energy and Utilities	7.4%
Health Care	6.1%
Entertainment	4.2%
Financial Services	4.2%
Diversified Industrial	3.8%
Other Industry sectors	16.7%
Other Assets and Liabilities (Net)	11.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Lennar Corp. Cl B	16.7%
Lennar Corp. Cl A	(12.9)%
Chart Industries Inc.	2.4%
TXNM Energy Inc.	1.8%
Janus Henderson Group Ltd.	1.5%
Fox Corp. Cl B	1.4%
Taylor Morrison Home Corp.	1.3%
The AES Corp.	1.3%
Pan American Silver Corp.	1.2%
Apogee Therapeutics Inc.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GABCX/
C000050409
Shareholder Report [Line Items]
Fund Name	The Gabelli ABC Fund
Class Name	Advisor Class
Trading Symbol	GADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli ABC Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GADVX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GADVX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli ABC Fund - Advisor Class	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli ABC Fund underperformed its broad-based benchmark, the S&P 500 Index, and outperformed its comparatives, the S&P SmallCap 600 Index and Lipper US Treasury Money Market Fund Average. Global M&A activity hit multiple records in the period, driven by larger deals, a surge in mega-transactions, and strong momentum in the US and Europe. Year-to-date, all-cash deals accounted for 63% of transactions, all-stock deals 14%, and cash-and-stock deals the remaining 23%.  Contributors included Lennar Corp Class A, Apellis Pharmaceuticals, Inc., and Rogers Corp. Detractors included Fox Corp., KKR & Co., and Pan American Silver Co.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli ABC Fund - Advisor Class	S&P 500 Index	ICE BofA 3 Month U.S. Treasury Bill Index	Lipper U.S. Treasury Money-Market Fund Average
06/16	10,000	10,000	10,000	10,000
06/17	10,295	11,790	10,049	10,016
06/18	10,420	13,484	10,186	10,105
06/19	10,635	14,889	10,421	10,301
06/20	10,620	16,007	10,592	10,419
06/21	11,503	22,537	10,601	10,421
06/22	11,197	20,143	10,619	10,431
06/23	11,735	24,090	11,001	10,791
06/24	12,398	30,006	11,595	11,346
06/25	13,302	34,555	12,137	11,851
06/26	14,038	42,268	12,603	12,283

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli ABC Fund - Advisor Class	3.61%	7.13%	4.38%	3.61%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
ICE BofA 3 Month U.S. Treasury Bill Index	1.74%	3.84%	3.52%	2.34%
Lipper U.S. Treasury Money-Market Fund Average	1.68%	3.65%	3.34%	2.08%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 425,781,505
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 1,046,866
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$425,781,505 Number of Portfolio Holdings257 Portfolio Turnover Rate56% Management Fees$1,046,866
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	60.1%
Common Stocks – Securities Sold Short	(13.1)%
U.S. Government Obligations	40.5%
Rights	0.5%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	11.9%

Industry Allocation (% of net assets)

Table Summary
Value	Value
U.S. Government Obligations	40.5%
Building and Construction	18.1%
Building and Construction - Short	(12.9)%
Energy and Utilities	7.4%
Health Care	6.1%
Entertainment	4.2%
Financial Services	4.2%
Diversified Industrial	3.8%
Other Industry sectors	16.7%
Other Assets and Liabilities (Net)	11.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Lennar Corp. Cl B	16.7%
Lennar Corp. Cl A	(12.9)%
Chart Industries Inc.	2.4%
TXNM Energy Inc.	1.8%
Janus Henderson Group Ltd.	1.5%
Fox Corp. Cl B	1.4%
Taylor Morrison Home Corp.	1.3%
The AES Corp.	1.3%
Pan American Silver Corp.	1.2%
Apogee Therapeutics Inc.	0.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GADVX/